Other Payables and Accrued Liabilities	6 Months Ended
Mar. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

Note 7 OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consist of the following items:

	As of March 31, 2025	As of September 30, 2024
	(Unaudited)
Service fee payable	$346,204	$198,815
Accrued payroll	233,593	39,653
Mandatory provident fund payable	1,157	386
Dividend payable	5,187	5,187
Deposits from private placement(1)	—	2,750,000
Consideration payable(2)	1,000,000	—
Others	518,142	229
Total	$2,104,283	$2,994,269
(1)	The balance as of September 30, 2024 mainly comprised of a deposit received of US$2.75 million cash from the investors. On September 9, 2024, the Company entered into a Securities Purchase Agreement with certain accredited investors for a private placement offering

(2)	On November 4, 2024, the Company completed its acquisition of all shares of SPW Global Inc., a company incorporated under the laws of the British Virgin Islands, which in turn wholly owns Wealth AI PTE LTD. (‘Wealth AI’), a company incorporated under the laws of Republic of Singapore. On August 20, 2024, the Company entered into a definitive acquisition agreement, pursuant to which it would purchase all shares of SPW Global Inc., which in turn wholly owns Wealth AI. The total purchase price is US$4,500,000, subject to customary closing purchase price adjustments, with US$3 million being paid in cash and the remaining US$1.5 million being settled in the form of 780,000 Class A Ordinary Shares and 1,620,000 Class B Ordinary Shares issuable to the seller and key employees of Wealth AI. As of March 31, 2025, US$1.0 million consideration had not been paid to the seller. And the balance had been paid in full in August 2025.